FINANCIAL INSTRUMENTS - Carrying value and fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Reported Value Measurement
Assets:
Cash and cash equivalents	$ 90,793	$ 66,484
Restricted cash	1,254	1,420
Liabilities:
Floating rate debt	1,613,389	1,525,028
Fixed rate debt	147,692	215,524
Estimate of Fair Value Measurement
Assets:
Cash and cash equivalents	90,793	66,484
Restricted cash	1,254	1,420
Liabilities:
Floating rate debt	1,613,389	1,525,028
Fixed rate debt	$ 146,388	$ 212,696